PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2020	2019
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,219	2,165
Furniture, fixtures, and equipment	1,397	1,218

	3,862	3,629
Less accumulated depreciation	3,288	3,283

Total	$574	$346

Depreciation charged to operations was $38 thousand, $47 thousand, and $78 thousand for the years ended June 30, 2020, 2019, and 2018, respectively.